Containers and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2016
Component of Containers and Fixed Assets, Net

The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$45,927
Net investment in direct financing and sales-type leases	2,317
$48,244

Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2016 and 2015 consisted of the following:

	2016	2015 (1)
Containers	$4,711,118	$4,511,101
Less accumulated depreciation	(990,784)	(814,790)
Containers, net	$3,720,334	$3,696,311

(1)

Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2016 and 2015 consisted of the following:

	2016	2015
Computer equipment and software	$8,898	$8,230
Office furniture and equipment	1,408	1,456
Automobiles	34	41
Leasehold improvements	1,789	1,772
	12,129	11,499
Less accumulated depreciation	(10,136)	(9,836)
Fixed assets, net	$1,993	$1,663